OPERATING LEASES	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
The Company is committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indices. Such variable payments were estimated on the date of adoption of ASC 842 based on the index at that time and included in the minimum lease payments. In the six months ended June 30, 2022, lease expense of $0.6 million ($0.9 million in the six months ended June 30, 2021) was recorded in Administrative expenses in the Condensed Consolidated Statement of Operations.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
Year 1	1,198
Year 2	1,158
Year 3	1,191
Year 4	598
Total minimum lease payments	4,145
Less: Imputed interest	(200)
Present value of operating lease liabilities	3,945
The future minimum rental payments under the Company's non-cancellable operating leases as of December 31, 2021 are as follows:

(in thousands of $)
2022	1,289
2023	1,048
2024	1,076
2025	1,105
Total minimum lease payments	4,518
Less: Imputed interest	(282)
Present value of operating lease liabilities	4,236

Total expense for operating leases was $0.6 million in the six months ended June 30, 2022 (2021: $3.5 million). Total cash paid in respect of operating leases was $0.5 million in the six months ended June 30, 2022 (2021: $3.5 million). The weighted average discount in relation to the operating leases was 2.7% for the six months ended June 30, 2022 (2021: 3.3%) and the weighted average lease term was three years for the six months ended June 30, 2022 (2021: four years).

Rental income
The Company had chartered-out five vessels to Trafigura Group Pte Ltd ("Trafigura"), for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. In July and August 2022, two of the vessels were redelivered to the Company upon completion of the time charters and the remaining vessels are expected to be redelivered in September. The minimum future revenues to be received under the fixed rate element of our contracts as of June 30, 2022 are as follows:

(in thousands of $)
Year 1	7,952
Total minimum lease payments	7,952

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties as of June 30, 2022 were $328.0 million and $26.8 million, respectively, and as of December 31, 2021 were $328.0 million and $21.0 million, respectively.

Contingent rental income
In the six months ended June 30, 2022, the Company recognized profit share income of $4.3 million in relation to the five time charters to Trafigura (2021: nil).

OPERATING LEASES	OPERATING LEASES
The Company is committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indices. Such variable payments were estimated on the date of adoption of ASC 842 based on the index at that time and included in the minimum lease payments. In the six months ended June 30, 2022, lease expense of $0.6 million ($0.9 million in the six months ended June 30, 2021) was recorded in Administrative expenses in the Condensed Consolidated Statement of Operations.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2022 are as follows:

(in thousands of $)
Year 1	1,198
Year 2	1,158
Year 3	1,191
Year 4	598
Total minimum lease payments	4,145
Less: Imputed interest	(200)
Present value of operating lease liabilities	3,945
The future minimum rental payments under the Company's non-cancellable operating leases as of December 31, 2021 are as follows:

(in thousands of $)
2022	1,289
2023	1,048
2024	1,076
2025	1,105
Total minimum lease payments	4,518
Less: Imputed interest	(282)
Present value of operating lease liabilities	4,236

Total expense for operating leases was $0.6 million in the six months ended June 30, 2022 (2021: $3.5 million). Total cash paid in respect of operating leases was $0.5 million in the six months ended June 30, 2022 (2021: $3.5 million). The weighted average discount in relation to the operating leases was 2.7% for the six months ended June 30, 2022 (2021: 3.3%) and the weighted average lease term was three years for the six months ended June 30, 2022 (2021: four years).

Rental income
The Company had chartered-out five vessels to Trafigura Group Pte Ltd ("Trafigura"), for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. In July and August 2022, two of the vessels were redelivered to the Company upon completion of the time charters and the remaining vessels are expected to be redelivered in September. The minimum future revenues to be received under the fixed rate element of our contracts as of June 30, 2022 are as follows:

(in thousands of $)
Year 1	7,952
Total minimum lease payments	7,952

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties as of June 30, 2022 were $328.0 million and $26.8 million, respectively, and as of December 31, 2021 were $328.0 million and $21.0 million, respectively.

Contingent rental income
In the six months ended June 30, 2022, the Company recognized profit share income of $4.3 million in relation to the five time charters to Trafigura (2021: nil).